Distribution Date:	08/14/26	JPMDB Commercial Mortgage Securities Trust 2019-COR6
Determination Date:	08/10/26
Next Distribution Date:	09/15/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-COR6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	48129RAU9	2.040200%	15,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	48129RAV7	2.946400%	33,100,000.00	12,536,034.78	0.00	30,780.14	0.00	0.00	30,780.14	12,536,034.78	31.66%	30.00%
A-3	48129RAW5	2.794600%	178,992,000.00	178,992,000.00	0.00	416,842.54	0.00	0.00	416,842.54	178,992,000.00	31.66%	30.00%
A-4	48129RAX3	3.056500%	318,234,000.00	318,234,000.00	0.00	810,568.52	0.00	0.00	810,568.52	318,234,000.00	31.66%	30.00%
A-SB	48129RAZ8	2.981500%	19,610,000.00	12,934,963.81	289,642.67	32,138.00	0.00	0.00	321,780.67	12,645,321.14	31.66%	30.00%
A-S	48129RAY1	3.409700%	57,512,000.00	57,512,000.00	0.00	163,415.56	0.00	0.00	163,415.56	57,512,000.00	24.13%	22.88%
B	48129RBA2	3.800157%	34,305,000.00	34,305,000.00	0.00	108,637.00	0.00	0.00	108,637.00	34,305,000.00	19.65%	18.63%
C	48129RBB0	4.036157%	39,350,000.00	39,350,000.00	0.00	132,352.33	0.00	0.00	132,352.33	39,350,000.00	14.50%	13.75%
D	48129RAA3	2.500000%	24,215,000.00	24,215,000.00	0.00	50,447.92	0.00	0.00	50,447.92	24,215,000.00	11.33%	10.75%
E	48129RAE5	2.500000%	21,189,000.00	21,189,000.00	0.00	44,143.75	0.00	0.00	44,143.75	21,189,000.00	8.56%	8.13%
F	48129RAG0	2.500000%	9,081,000.00	9,081,000.00	0.00	18,918.75	0.00	0.00	18,918.75	9,081,000.00	7.37%	7.00%
G-RR	48129RAL9	4.036157%	17,152,000.00	17,152,000.00	0.00	57,690.14	0.00	0.00	57,690.14	17,152,000.00	5.13%	4.88%
H-RR	48129RAN5	4.036157%	8,072,000.00	8,072,000.00	0.00	27,149.89	0.00	0.00	27,149.89	8,072,000.00	4.07%	3.88%
NR-RR*	48129RAQ8	4.036157%	31,278,797.00	31,112,786.06	0.00	9,725.36	0.00	0.00	9,725.36	31,112,786.06	0.00%	0.00%
R	48129RAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			807,180,797.00	764,685,784.65	289,642.67	1,902,809.90	0.00	0.00	2,192,452.57	764,396,141.98

X-A	48129RBC8	1.029493%	622,538,000.00	580,208,998.59	0.00	497,767.66	0.00	0.00	497,767.66	579,919,355.92
X-B	48129RBD6	0.109918%	73,655,000.00	73,655,000.00	0.00	6,746.65	0.00	0.00	6,746.65	73,655,000.00
X-D	48129RAC9	1.536157%	45,404,000.00	45,404,000.00	0.00	58,123.08	0.00	0.00	58,123.08	45,404,000.00
X-F	48129RAJ4	1.536157%	9,081,000.00	9,081,000.00	0.00	11,624.87	0.00	0.00	11,624.87	9,081,000.00
Notional SubTotal			750,678,000.00	708,348,998.59	0.00	574,262.26	0.00	0.00	574,262.26	708,059,355.92

Deal Distribution Total					289,642.67	2,477,072.16	0.00	0.00	2,766,714.83

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	48129RAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	48129RAV7	378.73216858	0.00000000	0.92991360	0.00000000	0.00000000	0.00000000	0.00000000	0.92991360	378.73216858
A-3	48129RAW5	1,000.00000000	0.00000000	2.32883336	0.00000000	0.00000000	0.00000000	0.00000000	2.32883336	1,000.00000000
A-4	48129RAX3	1,000.00000000	0.00000000	2.54708334	0.00000000	0.00000000	0.00000000	0.00000000	2.54708334	1,000.00000000
A-SB	48129RAZ8	659.61059714	14.77015145	1.63885773	0.00000000	0.00000000	0.00000000	0.00000000	16.40900918	644.84044569
A-S	48129RAY1	1,000.00000000	0.00000000	2.84141675	0.00000000	0.00000000	0.00000000	0.00000000	2.84141675	1,000.00000000
B	48129RBA2	1,000.00000000	0.00000000	3.16679784	0.00000000	0.00000000	0.00000000	0.00000000	3.16679784	1,000.00000000
C	48129RBB0	1,000.00000000	0.00000000	3.36346455	0.00000000	0.00000000	0.00000000	0.00000000	3.36346455	1,000.00000000
D	48129RAA3	1,000.00000000	0.00000000	2.08333347	0.00000000	0.00000000	0.00000000	0.00000000	2.08333347	1,000.00000000
E	48129RAE5	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	48129RAG0	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
G-RR	48129RAL9	1,000.00000000	0.00000000	3.36346432	0.00000000	0.00000000	0.00000000	0.00000000	3.36346432	1,000.00000000
H-RR	48129RAN5	1,000.00000000	0.00000000	3.36346506	0.00000000	0.00000000	0.00000000	0.00000000	3.36346506	1,000.00000000
NR-RR	48129RAQ8	994.69254076	0.00000000	0.31092500	3.03468800	76.62025972	0.00000000	0.00000000	0.31092500	994.69254076
R	48129RAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	48129RBC8	932.00575481	0.00000000	0.79957795	0.00000000	0.00000000	0.00000000	0.00000000	0.79957795	931.54049379
X-B	48129RBD6	1,000.00000000	0.00000000	0.09159799	0.00000000	0.00000000	0.00000000	0.00000000	0.09159799	1,000.00000000
X-D	48129RAC9	1,000.00000000	0.00000000	1.28013127	0.00000000	0.00000000	0.00000000	0.00000000	1.28013127	1,000.00000000
X-F	48129RAJ4	1,000.00000000	0.00000000	1.28013104	0.00000000	0.00000000	0.00000000	0.00000000	1.28013104	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	30,780.14	0.00	30,780.14	0.00	0.00	0.00	30,780.14	0.00
A-3	07/01/26 - 07/30/26	30	0.00	416,842.54	0.00	416,842.54	0.00	0.00	0.00	416,842.54	0.00
A-4	07/01/26 - 07/30/26	30	0.00	810,568.52	0.00	810,568.52	0.00	0.00	0.00	810,568.52	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	32,138.00	0.00	32,138.00	0.00	0.00	0.00	32,138.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	497,767.66	0.00	497,767.66	0.00	0.00	0.00	497,767.66	0.00
X-B	07/01/26 - 07/30/26	30	0.00	6,746.65	0.00	6,746.65	0.00	0.00	0.00	6,746.65	0.00
X-D	07/01/26 - 07/30/26	30	0.00	58,123.08	0.00	58,123.08	0.00	0.00	0.00	58,123.08	0.00
X-F	07/01/26 - 07/30/26	30	0.00	11,624.87	0.00	11,624.87	0.00	0.00	0.00	11,624.87	0.00
A-S	07/01/26 - 07/30/26	30	0.00	163,415.56	0.00	163,415.56	0.00	0.00	0.00	163,415.56	0.00
B	07/01/26 - 07/30/26	30	0.00	108,637.00	0.00	108,637.00	0.00	0.00	0.00	108,637.00	0.00
C	07/01/26 - 07/30/26	30	0.00	132,352.33	0.00	132,352.33	0.00	0.00	0.00	132,352.33	0.00
D	07/01/26 - 07/30/26	30	0.00	50,447.92	0.00	50,447.92	0.00	0.00	0.00	50,447.92	0.00
E	07/01/26 - 07/30/26	30	0.00	44,143.75	0.00	44,143.75	0.00	0.00	0.00	44,143.75	0.00
F	07/01/26 - 07/30/26	30	0.00	18,918.75	0.00	18,918.75	0.00	0.00	0.00	18,918.75	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	57,690.14	0.00	57,690.14	0.00	0.00	0.00	57,690.14	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	27,149.89	0.00	27,149.89	0.00	0.00	0.00	27,149.89	0.00
NR-RR	07/01/26 - 07/30/26	30	2,293,952.53	104,646.75	0.00	104,646.75	94,921.39	0.00	0.00	9,725.36	2,396,589.55
Totals			2,293,952.53	2,571,993.55	0.00	2,571,993.55	94,921.39	0.00	0.00	2,477,072.16	2,396,589.55

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,766,714.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,581,699.13	Master Servicing Fee	2,130.37
Interest Reductions due to Nonrecoverability Determination	(73,030.63)	Certificate Administrator Fee	5,715.60
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	329.24
ARD Interest	0.00	Operating Advisor Fee	1,232.83
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	263.39
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,508,668.50	Total Fees	9,671.44

Principal		Expenses/Reimbursements
Scheduled Principal	289,642.67	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,924.89
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	289,642.67	Total Expenses/Reimbursements	21,924.89

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,477,072.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	289,642.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,766,714.83
Total Funds Collected	2,798,311.17	Total Funds Distributed	2,798,311.16

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	764,685,784.65	764,685,784.65	Beginning Certificate Balance	764,685,784.65
(-) Scheduled Principal Collections	289,642.67	289,642.67	(-) Principal Distributions	289,642.67
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	764,396,141.98	764,396,141.98	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	765,381,318.87	765,381,318.87	Ending Certificate Balance	764,396,141.98
Ending Actual Collateral Balance	765,177,836.18	765,177,836.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	166,011.35	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	166,011.35	0.00	Net WAC Rate	4.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,100,000.00	1.19%	39	3.9000	NAP	Defeased	1	9,100,000.00	1.19%	39	3.9000	NAP
	9,999,999 or less	7	49,788,819.41	6.51%	36	4.3622	1.763757	1.49 or less	11	284,376,618.24	37.20%	34	4.2232	0.825354
10,000,000 to 19,999,999		7	109,779,659.83	14.36%	26	4.6982	1.464429	1.50 to 1.74	2	69,889,962.07	9.14%	37	3.6425	1.512544
20,000,000 to 24,999,999		5	103,051,259.73	13.48%	36	3.8516	2.158677	1.75 to 1.99	3	63,430,000.00	8.30%	34	4.0989	1.838811
25,000,000 to 49,999,999		8	272,676,403.01	35.67%	36	3.8987	1.947781	2.00 to 2.24	4	81,772,174.26	10.70%	38	3.7713	2.080812
	50,000,000 or greater	4	220,000,000.00	28.78%	38	3.4930	1.603636	2.25 or greater	11	255,827,387.41	33.47%	36	3.6645	2.844640
	Totals	32	764,396,141.98	100.00%	35	3.9206	1.798407	Totals	32	764,396,141.98	100.00%	35	3.9206	1.798407
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	9,100,000.00	1.19%	39	3.9000	NAP
							Defeased	1	9,100,000.00	1.19%	39	3.9000	NAP
California	16	258,850,855.82	33.86%	38	3.5696	1.881188
							Industrial	7	10,948,001.52	1.43%	38	4.0803	2.933110
Colorado	2	51,488,754.16	6.74%	33	4.5818	1.609392
							Lodging	2	41,102,291.33	5.38%	16	4.2571	1.969570
Florida	2	26,622,950.73	3.48%	39	3.6034	3.444192
							Multi-Family	51	100,281,536.86	13.12%	34	4.4329	1.930138
Illinois	44	68,550,000.00	8.97%	32	4.3460	2.411561
							Office	39	433,764,118.17	56.75%	37	3.7805	1.628005
Mississippi	1	656,640.25	0.09%	37	4.2000	2.050000
							Other	9	61,219,338.30	8.01%	37	3.5038	1.512938
Nevada	1	20,000,000.00	2.62%	35	3.7408	2.880000
							Retail	5	88,750,855.82	11.61%	37	3.8222	2.408614
New Jersey	8	31,950,875.16	4.18%	39	4.6200	0.900000
							Self Storage	1	19,230,000.00	2.52%	28	5.3900	1.860000
New York	2	61,849,699.58	8.09%	36	3.8577	2.261630
							Totals	115	764,396,141.98	100.00%	35	3.9206	1.798407
North Carolina	4	60,163,482.81	7.87%	39	3.5646	1.135824

Ohio	1	15,852,291.33	2.07%	(21)	5.3500	(0.500000)

South Carolina	1	21,351,560.15	2.79%	39	4.0500	2.070000

Texas	5	18,089,962.07	2.37%	33	4.6251	1.662228

Utah	1	28,566,773.69	3.74%	37	3.7500	0.350000

Virginia	24	53,024,908.84	6.94%	34	4.5470	1.416010

Washington	2	38,277,387.41	5.01%	38	3.2971	2.110566

Totals	115	764,396,141.98	100.00%	35	3.9206	1.798407

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,100,000.00	1.19%	39	3.9000	NAP	Defeased	1	9,100,000.00	1.19%	39	3.9000	NAP
	3.99999% or less	16	479,294,161.10	62.70%	38	3.5239	2.009267	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	5	99,080,628.00	12.96%	36	4.1442	1.715622	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	6	109,291,693.05	14.30%	34	4.5827	1.588291	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000 or greater	4	67,629,659.83	8.85%	18	5.3373	0.714871	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	764,396,141.98	100.00%	35	3.9206	1.798407	49 months or greater	31	755,296,141.98	98.81%	35	3.9208	1.793930
								Totals	32	764,396,141.98	100.00%	35	3.9206	1.798407
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,100,000.00	1.19%	39	3.9000	NAP	Defeased	1	9,100,000.00	1.19%	39	3.9000	NAP
	84 months or less	31	755,296,141.98	98.81%	35	3.9208	1.793930	Interest Only	19	542,930,000.00	71.03%	37	3.7063	2.099751
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	12	212,366,141.98	27.78%	32	4.4694	1.012075
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	764,396,141.98	100.00%	35	3.9206	1.798407	Totals	32	764,396,141.98	100.00%	35	3.9206	1.798407
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	9,100,000.00	1.19%	39	3.9000	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	739,443,850.65	96.74%	36	3.8902	1.843107
	13 months to 24 months	1	15,852,291.33	2.07%	(21)	5.3500	(0.500000)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	764,396,141.98	100.00%	35	3.9206	1.798407
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30317108	OF	Los Angeles	CA	Actual/360	3.005%	129,360.42	0.00	0.00	N/A	11/09/29	--	50,000,000.00	50,000,000.00	08/09/26
1A	30317109				Actual/360	3.005%	32,340.10	0.00	0.00	N/A	11/09/29	--	12,500,000.00	12,500,000.00	08/09/26
2	30503618	98	Los Angeles	CA	Actual/360	3.500%	183,847.22	0.00	0.00	N/A	09/06/29	--	61,000,000.00	61,000,000.00	08/06/26
3	30504190	OF	Charlotte	NC	Actual/360	3.505%	166,000.69	0.00	0.00	N/A	11/01/29	--	55,000,000.00	55,000,000.00	08/01/26
4	30503811	OF	Los Angeles	CA	Actual/360	3.925%	182,512.50	0.00	0.00	N/A	10/06/29	--	54,000,000.00	54,000,000.00	08/06/26
5	30502287	Various Chicago		IL	Actual/360	4.554%	183,330.13	0.00	0.00	N/A	02/06/29	--	46,750,000.00	46,750,000.00	08/06/26
6	30503974	RT	Brooklyn	NY	Actual/360	3.570%	123,427.79	0.00	0.00	N/A	10/01/29	--	40,150,000.00	40,150,000.00	08/01/26
7	30502639	OF	Various	VA	Actual/360	5.300%	74,271.29	0.00	0.00	N/A	04/06/29	--	16,273,684.25	16,273,684.25	08/06/26
7A	30502640				Actual/360	5.300%	74,271.29	0.00	0.00	N/A	04/06/29	--	16,273,684.25	16,273,684.25	08/06/26
8	30503285	OF	Colorado Springs	CO	Actual/360	4.100%	114,123.02	65,626.77	0.00	N/A	08/06/29	--	32,324,380.93	32,258,754.16	08/06/26
9	30503876	OF	Bellevue	WA	Actual/360	3.250%	97,951.39	0.00	0.00	N/A	10/01/29	--	35,000,000.00	35,000,000.00	08/01/26
10	30504163	MF	Jersey City	NJ	Actual/360	4.620%	127,276.21	41,468.95	0.00	N/A	11/01/29	--	31,992,344.11	31,950,875.16	02/01/26
11	30503462	OF	Mill Valley	CA	Actual/360	3.540%	99,832.92	0.00	0.00	N/A	09/06/29	--	32,750,000.00	32,750,000.00	08/06/26
12	30503612	OF	Sandy	UT	Actual/360	3.750%	92,391.19	44,691.03	0.00	N/A	09/06/29	--	28,611,464.72	28,566,773.69	06/06/26
13	30503831	LO	Miami Beach	FL	Actual/360	3.571%	77,644.45	0.00	0.00	N/A	11/06/29	--	25,250,000.00	25,250,000.00	08/06/26
14	30502949	OF	Brooklyn	NY	Actual/360	4.390%	82,192.88	42,849.72	0.00	N/A	05/06/29	--	21,742,549.30	21,699,699.58	08/06/26
15	30504076	OF	North Charleston	SC	Actual/360	4.050%	74,613.74	43,060.34	0.00	N/A	11/06/29	--	21,394,620.49	21,351,560.15	08/06/26
16	30504333	RT	Las Vegas	NV	Actual/360	3.741%	64,424.89	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	08/01/26
17	30503904	OF	Mountain View	CA	Actual/360	3.688%	63,515.56	0.00	0.00	N/A	09/11/29	--	20,000,000.00	20,000,000.00	07/11/26
18	30504043	OF	McLean	VA	Actual/360	3.330%	57,350.00	0.00	0.00	N/A	10/11/29	--	20,000,000.00	20,000,000.00	07/11/26
19	30315743	SS	Boulder	CO	Actual/360	5.390%	89,253.91	0.00	0.00	N/A	12/01/28	--	19,230,000.00	19,230,000.00	08/01/26
20	30504305	LO	Cincinnati	OH	Actual/360	5.350%	0.00	0.00	0.00	N/A	11/01/24	--	15,852,291.33	15,852,291.33	12/01/22
21	30503524	RT	San Diego	CA	Actual/360	4.000%	55,455.56	0.00	0.00	N/A	08/06/29	--	16,100,000.00	16,100,000.00	08/06/26
23	30503420	MF	Chicago	IL	Actual/360	3.900%	45,505.42	0.00	0.00	N/A	09/06/29	--	13,550,000.00	13,550,000.00	08/06/26
24	30503021	RT	Richmond	CA	Actual/360	4.500%	32,227.46	15,907.64	0.00	N/A	07/06/29	--	8,316,763.46	8,300,855.82	08/06/26
25	30503063	OF	Various	TX	Actual/360	4.620%	35,414.41	11,858.90	0.00	N/A	06/06/29	--	8,901,820.97	8,889,962.07	08/06/26
26	30502644	OF	Houston	TX	Actual/360	4.630%	36,679.89	0.00	0.00	N/A	04/06/29	--	9,200,000.00	9,200,000.00	08/06/26
27	30504221	SS	Vashon	WA	Actual/360	3.900%	30,560.83	0.00	0.00	N/A	11/06/29	--	9,100,000.00	9,100,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30503090	IN	Various	Various	Actual/360	4.200%	27,793.63	14,261.85	0.00	N/A	09/06/29	--	7,684,875.96	7,670,614.11	08/06/26
29	30503651	MF	Chicago	IL	Actual/360	3.900%	27,706.25	0.00	0.00	N/A	09/06/29	--	8,250,000.00	8,250,000.00	08/06/26
30	30503884	RT	Van Nuys	CA	Actual/360	4.600%	16,636.67	0.00	0.00	N/A	11/06/29	--	4,200,000.00	4,200,000.00	08/06/26
31	30504056	IN	Everett	WA	Actual/360	3.800%	10,756.79	9,917.47	0.00	N/A	11/06/29	--	3,287,304.88	3,277,387.41	08/06/26
Totals							2,508,668.50	289,642.67	0.00				764,685,784.65	764,396,141.98
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	123,137,714.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	123,137,714.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,953,818.86	4,555,728.93	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,096,734.87	2,217,215.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	388,264.61	2,012,426.63	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,682,470.79	11,721,756.35	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,003,696.00	1,029,143.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	13,452,076.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	13,452,076.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,313,260.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	10,421,271.40	9,688,723.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,867,474.38	0.00	--	--	--	0.00	0.00	168,319.80	1,012,067.47	85,278.66	0.00
11	3,764,799.55	3,806,389.23	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,097,168.81	200,914.28	01/01/26	03/31/26	--	0.00	0.00	136,701.81	274,043.14	0.00	0.00
13	3,655,550.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	7,133,688.83	1,692,434.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,133,267.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	85,850,630.92	21,287,490.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	10,541,932.14	0.00	--	--	--	0.00	0.00	63,472.50	63,472.50	0.00	0.00
18	18,386,984.08	0.00	--	--	--	0.00	0.00	57,285.41	57,285.41	0.00	0.00
19	1,965,630.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	(1,462,869.17)	0.00	--	--	08/10/26	12,084,573.55	102,045.73	(164.90)	1,700,985.20	0.00	0.00
21	1,704,100.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,481,204.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	203,388.01	98,527.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	939,073.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,360,000.00	3,360,000.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,118,064.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	801,105.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	237,835.33	67,949.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,304,906.46	1,363,491.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	462,123,036.00	63,102,191.18				12,084,573.55	102,045.73	425,614.63	3,107,853.72	85,278.66	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/14/26	1	28,566,773.69	0	0.00	1	31,950,875.16	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.920595%	3.905855%	35
07/15/26	0	0.00	0	0.00	1	31,992,344.11	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.920698%	3.905959%	36
06/15/26	0	0.00	0	0.00	1	32,037,743.96	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.920809%	3.906070%	37
05/15/26	0	0.00	1	32,078,868.69	0	0.00	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.920912%	3.906172%	38
04/15/26	1	32,123,936.69	0	0.00	1	54,000,000.00	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.921022%	3.906282%	39
03/13/26	1	32,164,719.87	1	54,000,000.00	0	0.00	1	15,852,291.33	0	0.00	2	32,547,368.50	0	0.00	0	0.00	3.921123%	3.906384%	40
02/13/26	1	54,000,000.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	0	0.00	2	1,136,842.10	0	0.00	3.921249%	3.906509%	41
01/15/26	0	0.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.923391%	3.908655%	42
12/15/25	1	32,298,359.28	0	0.00	0	0.00	1	15,852,291.33	0	0.00	2	33,684,210.60	0	0.00	0	0.00	3.923490%	3.908754%	43
11/17/25	0	0.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	0	0.00	2	2,527,238.44	0	0.00	3.923597%	3.908861%	44
10/16/25	0	0.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.928206%	3.913479%	45
09/15/25	0	0.00	0	0.00	0	0.00	1	15,852,291.33	0	0.00	0	0.00	0	0.00	0	0.00	3.928310%	3.913582%	46
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	30504163	02/01/26	5	6	168,319.80	1,012,067.47	85,278.66	32,217,696.11	05/05/26	1
12	30503612	06/06/26	1	1	136,701.81	274,043.14	0.00	28,658,987.60	08/05/26	98
20	30504305	12/01/22	43	5	(164.90)	1,700,985.20	0.00	16,274,950.67	02/10/21	98		11/07/22
Totals					304,856.72	2,987,095.81	85,278.66	77,151,634.38
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		15,852,291	0	0		15,852,291
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		214,976,640	214,976,640	0		0
37 - 48 Months		533,567,211	473,049,562	60,517,649		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	764,396,142	688,026,202	28,566,774	0	47,803,166	0
Jul-26	764,685,785	716,841,149	0	0	47,844,635	0
Jun-26	764,993,602	717,103,567	0	0	47,890,035	0
May-26	765,281,094	717,349,934	0	32,078,869	15,852,291	0
Apr-26	765,586,838	663,610,610	32,123,937	0	69,852,291	0
Mar-26	765,872,194	663,855,183	32,164,720	54,000,000	15,852,291	0
Feb-26	766,214,601	696,362,309	54,000,000	0	15,852,291	0
Jan-26	767,634,538	751,782,247	0	0	15,852,291	0
Dec-25	767,916,616	719,765,965	32,298,359	0	15,852,291	0
Nov-25	768,217,137	752,364,846	0	0	15,852,291	0
Oct-25	771,024,356	755,172,064	0	0	15,852,291	0
Sep-25	771,322,855	755,470,564	0	0	15,852,291	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	30503811	54,000,000.00	54,000,000.00	186,650,000.00	06/28/19	1,892,325.95	0.86000	03/31/26	10/06/29	I/O
10	30504163	31,950,875.16	32,217,696.11	41,800,000.00	--	1,817,224.38	0.90000	09/30/25	11/01/29	278
12	30503612	28,566,773.69	28,658,987.60	43,900,000.00	07/29/19	145,011.28	0.35000	03/31/26	09/06/29	278
20	30504305	15,852,291.33	16,274,950.67	38,300,000.00	01/17/25	(2,441,634.98)	(0.50000)	06/30/25	11/01/24	278
Totals		130,369,940.18	131,151,634.38	310,650,000.00		1,412,926.63

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	30503811	OF	CA	03/18/26	98

08/06/2026: The loan transferred due to monetary default. The loan is secured by two office buildings in Playa Vista, CA that contian a total of approx. 194,000sf . Upon transfer the Borrower requested a modification of the loan. Lender has en gaged counsel to evaluate a dual track the resolution strategy on this asset. The Lender and Borrower have negotiated term for a modification and documents are in the process of being drafted. As well the SS is working to obtain approval of the terms fo r the modification of the loan. It is expected that a forbearance will close within the next 15 to 30 days. The Lender will continue to assess other resolution strategies in order to make sure that no time is lost if negotiations or documentation of the forbearance stall.

10	30504163	MF	NJ	05/05/26	1

8.5.2026: The loan transferred to SS on 5/5/2026, for Payment Default, after the borrower missed their 3/1/2026 DS payment. The borrower is seeking a modification of loan terms. Lender is contemplating borrower''s request, in addition to other p otential resolution strategies, which may include (but not exclusively), receivership, foreclosure, note sale, etc. In accordance with the PSA, lender engaged an updated appraisal and the report is forthcoming. Asset manager to perform initial site inspe ction in coming days.

12	30503612	OF	UT	08/05/26	98
Capital Expense Reserves - Loan Agreement, Sec 3.5. Interest bearing per sec 3.14. Initial Deposit $0
Rollover Reserves - Loan Agreement, Sec 3.6.1 .Interest bearing per sec 3.14. Initial Deposit = $1,078,730.00
Special Rollover Reserve Subaccou nt ( Section 3.6.2) Cap: $1,663,700.00 = sum of Rollover Reserve plus Special Reserve.
Reserves - Lockbox Receipts

20	30504305	LO	OH	02/10/21	98

8/10/2026 - The Loan transferred to SS on 2/10/21 due to imminent payment default. The Loan is paid through December 2022. This Loan was deemed non-recoverable. The Loan is collateralized by a 1.26 acre site located along West Fifth

Street in th e Cincinnati, Ohio CBD. The site is improved with a 29-story, 561 room full-service Hilton hotel that opened in 1931 and contains approx. 556,456 SF of building area. The hotel is listed on the National Historic Register and attained a

National Landmark status. The Borrower and Lender had previously reached an agreement in principal to reinstate the loan, but it did not materialize. A receiver was appointed on 11/22/22. Motion for summary judgement was entered in

November 2023. The Receiver has the au thority to sell the Hotel; however, the contract to purchase the hotel fell through. Berkadia is currently marketing the hotel for the Receiver. An updated appraisal is in review.

1 Property Type Codes					2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30502639	19,692,679.36	5.30000%	19,692,679.36	5.30000%	8	08/06/20	08/06/20	08/17/20
7	30502639	0.00	5.30000%	0.00	5.30000%	8	08/04/20	08/06/20	08/17/20
7	30502639	0.00	5.30000%	0.00	5.30000%	8	04/11/25	04/11/25	05/01/25
7	30502639	0.00	5.30000%	0.00	5.30000%	8	10/28/25	10/06/25	11/19/25
7	30502639	0.00	5.30000%	0.00	5.30000%	8	01/30/26	01/30/26	02/11/26
7A	30502640	19,692,679.36	5.30000%	19,692,679.36	5.30000%	8	08/06/20	08/06/20	08/17/20
7A	30502640	0.00	5.30000%	0.00	5.30000%	8	08/04/20	08/06/20	08/17/20
7A	30502640	0.00	5.30000%	0.00	5.30000%	8	04/11/25	04/11/25	05/01/25
7A	30502640	0.00	5.30000%	0.00	5.30000%	8	10/28/25	10/06/25	11/19/25
7A	30502640	0.00	5.30000%	0.00	5.30000%	8	01/30/26	01/30/26	02/11/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,625.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	6,887.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,412.65	0.00	0.00	0.00	0.00	73,030.63	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,924.89	0.00	0.00	0.00	0.00	73,030.63	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		94,955.52

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27